LOANS - Credit Portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Gross balance of loan portfolio	$ 206,447,165	$ 182,128,114
Allowance for impairment losses	(10,905,171)	(8,185,797)
Net balance of loan portfolio	195,541,994	173,942,317
General purpose loans
Disclosure of financial assets [line items]
Gross balance of loan portfolio	79,602,750	68,949,019
Payroll loans
Disclosure of financial assets [line items]
Gross balance of loan portfolio	24,905,547	21,702,173
Mortgages
Disclosure of financial assets [line items]
Gross balance of loan portfolio	22,757,640	18,661,389
Personal loans
Disclosure of financial assets [line items]
Gross balance of loan portfolio	16,908,282	15,296,573
Credit cards
Disclosure of financial assets [line items]
Gross balance of loan portfolio	16,607,901	16,891,296
Working capital loans
Disclosure of financial assets [line items]
Gross balance of loan portfolio	16,164,803	15,476,328
Commercial financial leases
Disclosure of financial assets [line items]
Gross balance of loan portfolio	10,636,603	10,348,941
Automobile and vehicle loans
Disclosure of financial assets [line items]
Gross balance of loan portfolio	7,115,987	5,759,560
Interbank and overnight funds
Disclosure of financial assets [line items]
Gross balance of loan portfolio	4,693,678	2,718,961
Loans funded by development banks
Disclosure of financial assets [line items]
Gross balance of loan portfolio	3,900,175	3,546,973
Housing leases
Disclosure of financial assets [line items]
Gross balance of loan portfolio	1,801,130	1,560,294
Overdrafts
Disclosure of financial assets [line items]
Gross balance of loan portfolio	641,564	553,765
Consumer financial leases
Disclosure of financial assets [line items]
Gross balance of loan portfolio	338,784	252,522
Loan portfolio
Disclosure of financial assets [line items]
Gross balance of loan portfolio	206,447,165	182,128,114
Commercial loans
Disclosure of financial assets [line items]
Gross balance of loan portfolio	115,680,616
Loans to consumers
Disclosure of financial assets [line items]
Gross balance of loan portfolio	65,835,457	59,840,451
Allowance for impairment losses	(4,938,971)	(3,555,040)
Mortgages
Disclosure of financial assets [line items]
Gross balance of loan portfolio	24,558,771	20,221,683
Allowance for impairment losses	(560,904)	(351,558)
Microcredit
Disclosure of financial assets [line items]
Gross balance of loan portfolio	372,321	410,320
Allowance for impairment losses	$ (124,039)	$ (89,825)